Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2022
Concentrations of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 17 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. The Company place cash with high credit quality financial institutions in Singapore, Hongkong and China. As of December 31, 2022 and December 31, 2021, the Company had $154,311 and $16,566,953 of cash balance held in China banks, respectively. China banks protect consumers against loss if their bank or thrift institution fails, and each of the Company’s bank accounts are insured up to RMB500,000 (approximately $72,000). As a result, cash held in China financial institutions of nil and $16,027,953 were not insured as of December 31, 2022 and December 31, 2021, respectively. The Company have not experienced any losses in such accounts through December 31, 2022. The Company’s cash position by geographic area was as follows:

	December 31, 2022		December 31, 2021
Country:
Singapore	$240,204	6%	$259,686	1%
China (Hongkong)	3,678,925	90%	1,599,983	9%
China (Mainland)	154,311	4%	16,566,953	90%
Total cash and cash equivalents	$4,073,440	100%	$18,426,622	100%

Almost all of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, the Company believe that the concentration of credit risk with respect to trade accounts receivable is limited due to generally short payment terms. The Company also perform ongoing credit evaluations of customers to help further reduce potential credit risk.

Customers

For the fiscal years ended December 31, 2022, five customers accounted for 20%, 19%, 14%, 13% and 12% of the Company’s revenues, respectively. For the fiscal years ended December 31, 2021, two customers accounted for 70% and 30% of the Company’s revenues, respectively. For the fiscal year ended December 31, 2020, one customer accounted for 100% of the Company’s total revenue.

As of December 31, 2022, the Company had $92,755,701 accounts receivable balance, and $2,608,325 receivable balance as of December 31, 2021.

Suppliers

For the fiscal years ended December 31, 2022, two suppliers accounted for 75% and 11% of the Company’s total cost of revenues. For the fiscal years ended December 31, 2021, two suppliers accounted for 72% and 12% of the Company’s cost of revenues, respectively. For the fiscal year ended December 31, 2020, one supplier accounted for 100% of the Company’s total cost of revenues.

As of December 31, 2022, the Company had $99,914,629 accounts payable balance, and $14,116,569 payable balance as of December 31, 2021.